Interim Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common Stock, par value per share	₪ 0.01	₪ 0.01
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	47,410,314	46,993,998
Common Stock, shares outstanding	45,317,938	44,901,622
Treasury Stock, Common, Shares	2,092,376	2,092,376